Commitment and Contingencies (Details) - USD ($) $ in Thousands		12 Months Ended
	Nov. 14, 2023	Dec. 31, 2024
Commitment and Contingencies (Details) [Line Items]
Amount of damages value	$ 9,400
Litigation costs		$ 50
Common Stock [Member]
Commitment and Contingencies (Details) [Line Items]
Redemption value	$ 9,400